Consolidated Statements of Income/Loss and Other Comprehensive Income/Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Revenue
Products	$ 5,861	$ 8,933		$ 491
Services	85,997	1,185		40
Revenue	91,858	10,118		531
Cost of revenues:
Products	5,059	4,938		988
Services	72,347	379		46
Cost of revenues	77,406	5,317		1,034
Gross profit (loss)	14,452	4,801		(503)
Research and development expenses	4,853	1,045		997
Sales and marketing expenses	4,006	1,988		471
General and administrative expenses	14,174	9,964		5,494
Net change in fair value of financial assets at fair value through profit or loss	2,544	(713)		(797)
Share of net loss of associates accounted for using the equity method	2,659	2,149		170
Amortization of excess purchase price of associates		263		546
Operating loss	(13,784)	(9,895)		(7,384)
Gain upon loss of control in a subsidiary		(11,465)
Gain from initial recognition of assets and liabilities upon consolidation of Gix Internet	(2,300)
Loss (gain) from sale of investments	127	(2,025)
Other income	(45)	(494)
Changes in fair value of warrants issued to investors	(159)	(484)		(338)
Changes in fair value of warrants issued to third party investors by a consolidated subsidiary	(3,619)	75
Financial (income) loss, net	2,309	347		(205)
Profit (loss) before taxes on income	(10,097)	4,151		(6,841)
Tax expense	(111)	(105)		(9)
Net profit (loss) for the year	(10,208)	4,046		(6,850)
Items that may be reclassified to profit or loss
Share of other comprehensive income of consolidated subsidiaries and associates accounted for using the equity method	460	191		8
Items that will not be reclassified to profit or loss
Share of other comprehensive income (loss) of consolidated subsidiaries and associates accounted for using the equity method		(29)		27
Other comprehensive income for the year	460	162		35
Total comprehensive income (loss) for the year	(9,748)	4,208		(6,815)
Net profit (loss) for the year is attributable to:
Owners of Medigus	(9,815)	6,794		(4,325)
Non-controlling interests	(393)	(2,748)		(2,525)
Net profit (loss) for the year	(10,208)	4,046		(6,850)
Total comprehensive income (loss) for the year is attributable to:
Owners of Medigus	(9,503)	6,881		(4,278)
Non-controlling interests	(245)	(2,673)		(2,537)
TOTAL COMREHENSIVE LOSS FOR THE YEAR	$ (9,748)	$ 4,208		$ (6,815)
Basic (in Dollars per share)	$ (0.4)	$ 0.2		$ (0.6)
Diluted (in Dollars per share)	$ (0.4)	$ 0.2		$ (0.6)
Basic (in Shares)	24,385	23,036	[1]	6,672	[1]
Diluted (in Shares)	24,385	23,036	[1]	6,672	[1]

[1]	Share and per share data in these financial statements have been retrospectively adjusted, for all periods presented, to reflect a number of shares that is equivalent to the number of shares of the Company post the Reverse Split (see note 14a(7)).